BUSINESS ACQUISITION (Tables)	12 Months Ended
Jun. 30, 2023
Affinity DNA [member]
IfrsStatementLineItems [Line Items]
SUMMARY OF BUSINESS ACQUISITION ASSETS AND GOODWILL ACQUIRED

Intangible assets arising on acquisition were valued by an independent valuer. Details of net assets acquired and of goodwill are as follows:

A$
Fair value of consideration transferred
Amount settled in cash	486,188
Total consideration	486,188
Recognized amounts of identifiable net assets
Intangible assets (1)	41,264
Deferred tax liabilities	(10,316)
Identifiable net assets	30,948
Goodwill on acquisition (Note 15)	455,240

EasyDNA [member]
IfrsStatementLineItems [Line Items]
SUMMARY OF BUSINESS ACQUISITION ASSETS AND GOODWILL ACQUIRED

Intangible assets arising on acquisition were valued by an independent valuer. Details of net assets acquired and of goodwill are as follows:

	Number of shares	A$
Fair value of consideration transferred
Amount settled in cash		3,400,625
Amount settled in shares	209,363,400	1,574,136
Total consideration		4,974,761
Recognized amounts of identifiable net assets
Right-of-use asset		42,289
Intangible assets (1)		720,550
Other payables		(19,193)
Lease liability		(42,289)
Employee benefit provisions		(53,111)
Deferred tax liability		(180,138)
Identifiable net assets		468,108
Goodwill on acquisition (Note 15)		4,506,653